PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Expenses
General and administrative expenses	$ (59,651)	¥ (415,277)	¥ (462,637)	¥ (519,950)
Changes in the fair value of contingent purchase consideration payables			13,905	(937)
Operating loss	26,176	182,234	237,479	(1,368,538)
Loss before income taxes	(25,252)	(175,809)	(162,325)	(1,007,814)
Income tax expenses	(781)	(5,437)	(24,411)	90,170
Net loss attributable to the Company's ordinary shareholders	(26,183)	(182,292)	(205,065)	(772,730)
Parent Company
Operating Expenses
General and administrative expenses	(6,389)	(44,490)	(65,949)	(145,890)
Changes in the fair value of contingent purchase consideration payables			13,905	(937)
Operating loss	(6,389)	(44,490)	(52,044)	(146,827)
Other loss	(39,440)	(274,572)	(262,186)	(95,210)
Loss before income taxes	(26,183)	(182,292)	(205,065)	(772,730)
Income tax expenses	0	0	0	0
Net loss attributable to the Company's ordinary shareholders	(26,183)	(182,292)	(205,065)	(772,730)
Parent Company | Subsidiaries and Consolidated VIEs
Operating Expenses
Operating loss	$ 19,646	¥ 136,770	¥ 109,165	¥ (530,693)